Shareholder Report, Average Annual Return (Details) 542470_Mairs and Power Balanced Fund_TF_TSR Annual {TF}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Mairs & Power Balanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Balanced Fund
Average Annual Return, Percent		6.61%	5.93%	7.94%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Mairs & Power Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Blended Index
Average Annual Return, Percent	[1]	13.52%	8.37%	9.85%
Bloomberg Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Government/Credit Bond Index
Average Annual Return, Percent		6.88%	(0.59%)	2.16%

[1]
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.